Document and Entity Information	May 06, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	Bridger Aerospace Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41603
Entity Tax Identification Number	88-3599336
Entity Address Address Line 1	90 Aviation Lane
Entity Address City Or Town	Belgrade
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59714
City Area Code	406
Local Phone Number	813-0079
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001941536
Amendment Flag	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BAER
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock At Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BAERW
Security Exchange Name	NASDAQ